UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland         February 13, 2012
     -------------------            ------------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   147,254
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M CO COM                             COMMON   88579Y101       1,372      16,785          SOLE                  5,785      0  11,000
A T & T INC (NEW)                     COMMON   00206R102       5,569     184,162          SOLE                122,572      0  61,590
ALLSTATE CORP COM                     COMMON   020002101       1,452      52,968          SOLE                 17,068      0  35,900
AMERICAN EXPRESS CO                   COMMON   025816109       5,860     124,222          SOLE                 83,273      0  40,949
AMGEN INC COM                         COMMON   031162100       1,710      26,636          SOLE                  8,336      0  18,300
APOLLO GROUP INC CL A                 COMMON   037604105       1,891      35,111          SOLE                 10,311      0  24,800
APPLE COMPUTER INC                    COMMON   037833100       6,110      15,086          SOLE                 10,251      0   4,835
BANK OF AMERICA CORPO                 COMMON   060505104       4,546     817,594          SOLE                520,569      0 297,025
BECTON DICKINSON & CO                 COMMON   075887109       1,489      19,926          SOLE                  6,326      0  13,600
BEST BUY INC COM                      COMMON   086516101       1,507      64,496          SOLE                 18,896      0  45,600
BOEING CO COM                         COMMON   097023105       6,068      82,726          SOLE                 54,378      0  28,348
CAMPBELL SOUP CO COM                  COMMON   134429109       1,511      45,471          SOLE                 14,171      0  31,300
CISCO SYS INC COM                     COMMON   17275R102       6,201     342,962          SOLE                221,197      0 121,765
CLOROX CO COM                         COMMON   189054109       1,495      22,463          SOLE                  7,563      0  14,900
CORNING INC COM                       COMMON   219350105       4,326     333,294          SOLE                209,039      0 124,255
DISNEY WALT PRODTNS                   COMMON   254687106       1,541      41,095          SOLE                 13,595      0  27,500
DU PONT E I DE NEMOUR                 COMMON   263534109       5,628     122,946          SOLE                 83,641      0  39,305
EXXON MOBIL CORP COM                  COMMON   30231G102       6,125      72,267          SOLE                 48,794      0  23,473
GENERAL ELEC CO                       COMMON   369604103       5,930     331,101          SOLE                225,509      0 105,592
GOLDMAN SACHS GROUP I                 COMMON   38141G104       4,303      47,579          SOLE                 30,091      0  17,488
GOOGLE INC CL A                       COMMON   38259P508       1,891       2,928          SOLE                    803      0   2,125
HEINZ H J CO COM                      COMMON   423074103       1,588      29,391          SOLE                  9,491      0  19,900
HEWLETT PACKARD CO CO                 COMMON   428236103       5,023     194,998          SOLE                124,665      0  70,333
HONEYWELL INTL INC CO                 COMMON   438516106       1,528      28,120          SOLE                  9,220      0  18,900
I B M                                 COMMON   459200101       1,621       8,814          SOLE                  2,614      0   6,200
INGERSOLL-RAND PLC                    COMMON   G47791101       4,851     159,194          SOLE                 99,006      0  60,188
INTEL CORP COM                        COMMON   458140100       1,737      71,631          SOLE                 22,231      0  49,400
JOHNSON & JOHNSON                     COMMON   478160104       5,977      91,145          SOLE                 61,726      0  29,419
JP MORGAN CHASE & CO                  COMMON   46625H100       4,670     140,459          SOLE                 95,340      0  45,119
LABORATORY CORP AMER                  COMMON   50540R409       1,419      16,500          SOLE                  5,900      0  10,600
MERCK & COMPANY                       COMMON   58933Y105       1,767      46,883          SOLE                 16,783      0  30,100
MICROSOFT                             COMMON   594918104       5,377     207,125          SOLE                133,178      0  73,947
NUCOR CORP COM                        COMMON   670346105       1,550      39,175          SOLE                 12,575      0  26,600
ORACLE SYS CORP                       COMMON   68389X105       1,253      48,843          SOLE                 14,943      0  33,900
PARKER HANNIFIN CORP                  COMMON   701094104       1,556      20,401          SOLE                  6,501      0  13,900
PFIZER INC                            COMMON   717081103       5,907     272,953          SOLE                179,037      0  93,916
RAYTHEON CO COM NEW                   COMMON   755111507       5,837     120,644          SOLE                 80,714      0  39,930
SYSCO CORP COM                        COMMON   871829107       1,526      52,044          SOLE                 18,044      0  34,000
TEXAS INSTRS INC COM                  COMMON   882508104       1,453      49,900          SOLE                 16,400      0  33,500
TRANSOCEAN LTD ZUG NA                 COMMON   H8817H100       4,041     105,262          SOLE                 66,678      0  38,584
VISA INC COM CL A                     COMMON   92826C839       1,554      15,307          SOLE                  4,907      0  10,400
WAL MART STORES INC                   COMMON   931142103       1,715      28,705          SOLE                  8,505      0  20,200
WELLS FARGO & CO NEW                  COMMON   949746101       1,619      58,745          SOLE                 18,945      0  39,800
WESTERN UN CO COM                     COMMON   959802109       5,496     300,985          SOLE                202,783      0  98,202
YAHOO INC COM                         COMMON   984332106       1,662     103,067          SOLE                 31,667      0  71,400